CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  June 12, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:       First Trust New Opportunities MLP & Energy Fund
             -----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust New Opportunities MLP & Energy Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 2 and under the Investment Company Act of 1940, as amended, Amendment No. 8 to the Registrant's registration statement on Form N-2 (the "Amendment"). The Amendment relates to the filing of updated audited financial statements of the Fund in accordance with Section 8(c) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.


                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By: /s/ Walter L. Draney
                                                ------------------------------
                                                    Walter L. Draney

Enclosures